Accounting for Stock-Based Compensation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impact of Total Compensation Expense
Effect on income from continuing operations before income taxes	$ (42,542)	$ (38,779)	$ (44,501)
Effect on net income	$ (27,014)	$ (24,625)	$ (26,986)